Group Statement of Comprehensive Income - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement of comprehensive income [abstract]
Net profit for the year	R 29,453	R 14,548	R 8,297
Other comprehensive income for the year, net of income tax	2,413	(5,597)	(1,420)
Items that may be reclassified subsequently to profit or loss	2,342	(5,661)	(1,442)
Foreign exchange translation loss	(2,385)	(819)	(943)
Remeasurement of gold hedging contracts	4,727	(4,842)	(499)
Items that will not be reclassified to profit or loss	71	64	22
Total comprehensive income for the year1	31,866	8,951	6,877
Attributable to:
Non-controlling interest	104	164	101
Owners of the parent1	R 31,762	R 8,787	R 6,776